Related Parties (Details Narrative) (FaceBank Group, Inc Pre-Merger) (10-K) - USD ($)		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	May 22, 2019	Jul. 31, 2016	Jul. 31, 2015	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 13, 2020	Aug. 08, 2018	Oct. 31, 2015
Paid to related parties						$ 328,000	$ 351,000
Note payable due to related parties						35,000
Debt interest rate										4.00%
Accrued interest						600,000		$ 300,000
Repayments of notes payable, principal						$ 14,143,000
FaceBank Group, Inc Pre-Merger [Member]
Amount received from related parties				$ 78,000				423,000
Paid to related parties								156,000
Debt interest rate												5.00%
Accrued interest				102,000				85,000	45,000
Debt face amount				$ 10,050,000				375,000	889,000
Repayments of notes payable, principal								264,000
FaceBank Group, Inc Pre-Merger [Member] | Mr. Bafer [Member]
Debt interest rate			5.00%
Debt maturity date		Aug. 01, 2017	Oct. 01, 2015
Repayments of notes payable, principal								258,850
Interest paid								46,160
FaceBank Group, Inc Pre-Merger [Member] | Convertible Promissory Note [Member]
Debt interest rate	8.00%
Debt face amount	$ 264,365							124,000
Debt maturity date	Aug. 31, 2019
FaceBank Group, Inc Pre-Merger [Member] | FaceBank, Inc [Member]
Amount received from related parties								300,000
FaceBank Group, Inc Pre-Merger [Member] | Mr. Bafer [Member]
Amount received from related parties								56,000
Paid to related parties								56,000
FaceBank Group, Inc Pre-Merger [Member] | Mr. Textor [Member]
Amount received from related parties								37,000
Paid to related parties								49,000
FaceBank Group, Inc Pre-Merger [Member] | Other Related parties [Member]
Amount received from related parties								30,000
Paid to related parties								$ 51,000
FaceBank Group, Inc Pre-Merger [Member] | Chief Executive Officer [Member]
Note payable due to related parties											$ 172,000
Debt interest rate											18.00%